Short-Term Investments - Summary of Detailed Information About Investment Portfolio (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Short Term Investments [Line Items]
Certificates of deposit		R$ 21,327	R$ 73,268
Repurchase agreements	[1]	1,192,101	344,051
Treasury bills		374,690	574,310
Government bonds (LFT)		221,900	402,895
Exclusive Investment Fund Portfolio		R$ 1,810,018	R$ 1,394,524

[1]	Repurchase agreements are securities issued by banks with a commitment by the bank to repurchase the securities, and by the client to resell the security, at a defined rate of interest and within a predetermined term, which are backed by public or private securities (depending on the bank) and are registered with the CETIP. On December 31, 2019, repurchase operations are remunerated at an average rate of 99.9% of CDI (100.0% of the CDI on December 31, 2018).